FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 1 [Member]
Assets [Abstract]
Marketable securities held in Trust Account	$ 697,283,649	$ 695,295,418